Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) category	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 1,351	$ 1,233	$ 1,256
Unfavourable changes reflected in profit or loss	(1,453)	(1,232)	(1,280)
Favourable changes recognized in OCI	61	140	65
Unfavourable changes recognized in OCI	$ (63)	(141)	(55)
Number of financial instrument categories | category	1
Confidence level	95.00%
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 332	172	264
Unfavourable changes reflected in profit or loss	(434)	(179)	(291)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1,009	1,049	981
Unfavourable changes reflected in profit or loss	(1,009)	(1,047)	(978)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	10	12	11
Unfavourable changes reflected in profit or loss	(10)	(6)	(11)
Favourable changes recognized in OCI	61	140	65
Unfavourable changes recognized in OCI	$ (63)	$ (141)	$ (55)